Related Party Disclosures	8 Months Ended	14 Months Ended
	Mar. 31, 2011	Sep. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 6 – LINE OF CREDIT – RELATED PARTY

Line of credit consists of the following at:

March 31, 2011
Revolving credit line due to an officer and director of the Company, unsecured, 6% interest, due in September 2013	$ 4,000

Revolving credit line due to an officer and director of the Company, unsecured, 6% interest, due in November 2013	18,596

$ 22,596

On September 29, 2010, the Company executed a line of credit in the amount of $100,000 with Andrew Widme. The line of credit carries an annual interest rate of 6% and has a term of three years, at which the entire outstanding balance of principal and interest is due in full. In the event of default, the line of credit will bear interest at 10% per annum. As of March 31, 2011, an amount of $4,000 had been used for general corporate purposes with a remaining balance of $96,000 available.

On November 29, 2010, the Company executed a line of credit in the amount of $50,000 with Andrew Widme. The line of credit carries an annual interest rate of 6% and has a term of three years, at which the entire outstanding balance of principal and interest is due in full. In the event of default, the line of credit will bear interest at 10% per annum. As of March 31, 2011, an amount of $18,596 had been used for general corporate purposes with a remaining balance of $31,404 available.

During the period from Inception (July 28, 2010) through March 31, 2011, interest expense was $280.

NOTE 5 – LINE OF CREDIT – RELATED PARTY

Line of credit consists of the following at:

	September 30, 2011	March 31, 2011
Revolving credit line due to an officer and director of the Company, unsecured, 6% interest, due in September 2013	$ 6,291	$ 4,000

Revolving credit line due to an officer and director of the Company, unsecured, 6% interest, due in November 2013	50,000	18,596

	$ 56,291	$ 22,596

On September 29, 2010, the Company executed a line of credit in the amount of $100,000 with Andrew Widme. The line of credit carries an annual interest rate of 6% and has a term of three years, at which the entire outstanding balance of principal and interest is due in full. In the event of default, the line of credit will bear interest at 10% per annum. As of September 30, 2011, an amount of $6,291 had been used for general corporate purposes with a remaining balance of $93,709 available. Accrued interest payable as of September 30, 2011 was $226.

On November 29, 2010, the Company executed a line of credit in the amount of $50,000 with Andrew Widme. The line of credit carries an annual interest rate of 6% and has a term of three years, at which the entire outstanding balance of principal and interest is due in full. In the event of default, the line of credit will bear interest at 10% per annum. As of September 30, 2011, an amount of $50,000 had been used for general corporate purposes with a remaining balance of $0 available. Accrued interest payable as of September 30, 2011 was $1,219.

For the three months ended September 30, 2011, interest expense was $710. For the six months ended September 30, 2011, interest expense was $1,165.